Loans - Schedule of Outstanding Balances of Loans (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2024 USD ($)	Nov. 29, 2024
Short-term loan
Balance, Short-term loan	¥ 74,443	¥ 79,860	$ 10,199
Effective Interest Rate, Short-term loan				3.15%
Long-term loan-current portion
Balance, Long-term loan current	7,190		985
Long-term loan
Balance, Long-term loan	4,800	9,990	658
Industrial Bank Jilin Branch [Member]
Short-term loan
Balance, Short-term loan	¥ 5,000	¥ 5,000	$ 685
Maturity Date, Short-term loan	Mar. 25, 2025	Aug. 29, 2024	Mar. 25, 2025
Effective Interest Rate, Short-term loan	4.35%	4.35%	4.35%
Collateral/Guarantee, Short-term loan	Collateral: buildings and land use right	Collateral: buildings and land use right
Long-term loan-current portion
Balance, Long-term loan current	¥ 6,990		$ 958
Maturity Date, Long-term loan current	Apr. 10, 2025	Apr. 10, 2025	Apr. 10, 2025
Effective Interest Rate, Long-term loan current	4.90%	4.90%	4.90%
Collateral/Guarantee, Long-term loan current	Collateral: buildings and land use right	Collateral: buildings and land use right
Long-term loan
Balance, Long-term loan		¥ 9,990
Maturity Date, Long-term loan	Apr. 10, 2025	Apr. 10, 2025	Apr. 10, 2025
Effective Interest Rate, Long-term loan	4.90%	4.90%	4.90%
Collateral/Guarantee, Long-term loan	Collateral: buildings and land use right	Collateral: buildings and land use right
Industrial Bank Jilin Branch One [Member]
Short-term loan
Balance, Short-term loan	¥ 21,900	¥ 23,000	$ 3,000
Maturity Date, Short-term loan	Mar. 25, 2025	Dec. 12, 2024	Mar. 25, 2025
Effective Interest Rate, Short-term loan	4.35%	4.35%	4.35%
Collateral/Guarantee, Short-term loan	Collateral: buildings and land use right	Collateral: buildings and land use right
Long-term loan-current portion
Balance, Long-term loan current	¥ 200		$ 27
Maturity Date, Long-term loan current	Nov. 05, 2025		Nov. 05, 2025
Effective Interest Rate, Long-term loan current	4.00%		4.00%
Collateral/Guarantee, Long-term loan current	Collateral: buildings and land use right
Long-term loan
Maturity Date, Long-term loan	Nov. 05, 2025		Nov. 05, 2025
Effective Interest Rate, Long-term loan	4.00%		4.00%
Collateral/Guarantee, Long-term loan	Collateral: buildings and land use right
Industrial Bank Jilin Branch Two [Member]
Short-term loan
Balance, Short-term loan	¥ 5,000	¥ 9,990	$ 685
Maturity Date, Short-term loan	May 12, 2025	Jan. 30, 2024	May 12, 2025
Effective Interest Rate, Short-term loan	4.30%	4.35%	4.30%
Collateral/Guarantee, Short-term loan	Collateral: buildings and land use right	Collateral: buildings and land use right
Long-term loan-current portion
Maturity Date, Long-term loan current	Nov. 05, 2027		Nov. 05, 2027
Effective Interest Rate, Long-term loan current	4.00%		4.00%
Collateral/Guarantee, Long-term loan current	Collateral: buildings and land use right
Long-term loan
Balance, Long-term loan	¥ 4,800		$ 658
Maturity Date, Long-term loan	Nov. 05, 2027		Nov. 05, 2027
Effective Interest Rate, Long-term loan	4.00%		4.00%
Collateral/Guarantee, Long-term loan	Collateral: buildings and land use right
Industrial Bank Jilin Branch Three [Member]
Short-term loan
Balance, Short-term loan	¥ 5,000	¥ 9,990	$ 685
Maturity Date, Short-term loan	Aug. 01, 2025	Mar. 26, 2024	Aug. 01, 2025
Effective Interest Rate, Short-term loan	4.30%	4.35%	4.30%
Collateral/Guarantee, Short-term loan	Collateral: buildings and land use right	Collateral: buildings and land use right
Industrial Bank Jilin Branch Four [Member]
Short-term loan
Balance, Short-term loan	¥ 19,543	¥ 21,900	$ 2,677
Maturity Date, Short-term loan	Nov. 25, 2025	Mar. 30, 2024	Nov. 25, 2025
Effective Interest Rate, Short-term loan	3.15%	4.35%	3.15%
Collateral/Guarantee, Short-term loan	Collateral: buildings and land use right	Collateral: buildings and land use right
Industrial Bank Jilin Branch Five [Member]
Short-term loan
Balance, Short-term loan	¥ 8,000		$ 1,096
Maturity Date, Short-term loan	Dec. 10, 2025		Dec. 10, 2025
Effective Interest Rate, Short-term loan	4.30%		4.30%
Collateral/Guarantee, Short-term loan	Collateral: buildings and land use right
China Minsheng Bank Jilin Branch [Member]
Short-term loan
Balance, Short-term loan	¥ 3,000	¥ 4,990	$ 411
Maturity Date, Short-term loan	Jan. 08, 2025	Dec. 08, 2024	Jan. 08, 2025
Effective Interest Rate, Short-term loan	3.85%	3.85%	3.85%
Collateral/Guarantee, Short-term loan	Guarantee: Jilin Zhengye Group Co., Ltd.	Guarantee: Jilin Zhengye Group Co., Ltd.
China Minsheng Bank Jilin Branch One [Member]
Short-term loan
Balance, Short-term loan	¥ 2,010	¥ 4,990	$ 275
Maturity Date, Short-term loan	Feb. 05, 2025	Jan. 04, 2024	Feb. 05, 2025
Effective Interest Rate, Short-term loan	3.85%	3.85%	3.85%
Collateral/Guarantee, Short-term loan	Guarantee: Jilin Zhengye Group Co., Ltd.	Guarantee: Jilin Zhengye Group Co., Ltd.
China Minsheng Bank Jilin Branch Two [Member]
Short-term loan
Balance, Short-term loan	¥ 3,000		$ 411
Maturity Date, Short-term loan	Sep. 09, 2025		Sep. 09, 2025
Effective Interest Rate, Short-term loan	3.85%		3.85%
Collateral/Guarantee, Short-term loan	Guarantee: Jilin Zhengye Group Co., Ltd.
China Minsheng Bank Jilin Branch Three [Member]
Short-term loan
Balance, Short-term loan	¥ 1,990		$ 274
Maturity Date, Short-term loan	Sep. 18, 2025		Sep. 18, 2025
Effective Interest Rate, Short-term loan	3.85%		3.85%
Collateral/Guarantee, Short-term loan	Guarantee: Jilin Zhengye Group Co., Ltd.